Financing Arrangements - Narrative (Details) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2020	Jun. 08, 2020	Feb. 19, 2020	Feb. 01, 2019	Aug. 31, 2017	Sep. 30, 2017	Sep. 30, 2020	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2016
Debt Instrument [Line Items]
Loss on extinguishment of debt									$ 14,900,000	$ 9,400,000
Prepayment of aggregate principal amount									510,900,000	$ 647,600,000
Aggregate principal amount outstanding							$ 756,400,000		756,400,000
Long-term debt, outstanding							744,300,000		744,300,000		$ 1,203,300,000
DiscoverOrg Holdings
Debt Instrument [Line Items]
Loss on extinguishment of debt											9,400,000	$ 0
Aggregate principal amount outstanding											1,228,500,000
Long-term debt, outstanding											1,203,300,000	633,700,000
DiscoverOrg Holdings | Before February 1, 2020
Debt Instrument [Line Items]
Prepayment penalty (as a percent)				2.00%
DiscoverOrg Holdings | After February 1, 2020 through February 1, 2021
Debt Instrument [Line Items]
Prepayment penalty (as a percent)				1.00%
LIBOR
Debt Instrument [Line Items]
Long-term debt, outstanding							756,400,000		756,400,000
Redeemable Series A Preferred Units
Debt Instrument [Line Items]
Issuance of Class A common stock in IPO, net of costs (in shares)				51,750,000
Sale of stock in connection with the acquisition of Pre-Acquisition ZI | Redeemable Series A Preferred Units
Debt Instrument [Line Items]
Proceeds, net of issuance costs				$ 200,200,000
Sale of stock in connection with the acquisition of Pre-Acquisition ZI | Redeemable Series A Preferred Units | DiscoverOrg Holdings
Debt Instrument [Line Items]
Number of shares sold				51,800,000
Proceeds, net of issuance costs				$ 200,200,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				100,000,000.0
Draws on credit facility							0		$ 0		$ 0
Basis spread on variable rate									3.50%		3.50%
Extinguishment of debt		$ 35,000,000.0
Effective interest rate		3.70%
Draws on revolving credit loan which trigger springing financial covenant (more than)							35,000,000.0		$ 35,000,000.0
Revolving Credit Facility | DiscoverOrg Holdings
Debt Instrument [Line Items]
Maximum borrowing capacity				100,000,000
Draws on credit facility											$ 0	0
Draws on revolving credit loan which trigger springing financial covenant (more than) (as a percent)											35.00%
Antares First Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Original issue discount					$ 2,500,000
Debt Issuance Costs, Gross					3,200,000
Goldman Second Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Original issue discount													$ 1,000,000.0
Debt Issuance Costs, Gross													1,800,000
Subordinated Term Loan
Debt Instrument [Line Items]
Debt Issuance Costs, Gross						$ 3,200,000
Term Loan | Redeemable Series A Preferred Units | DiscoverOrg Holdings
Debt Instrument [Line Items]
Effective interest rate											15.00%
Term Loan | First Lien Term Loan
Debt Instrument [Line Items]
Face amount of debt				965,000,000
Basis spread on variable rate									3.75%		3.75%
Prepayment of aggregate principal amount	$ 101,200,000						100,000,000.0
Repurchased face amount of debt	100,000,000.0
Accrued interest	$ 1,200,000
Aggregate principal amount outstanding							$ 756,400,000		$ 756,400,000
Effective interest rate							4.30%		4.30%		7.50%
Net leverage ratio (not to exceed)							7.65		7.65
Long-term debt, outstanding							$ 744,300,000		$ 744,300,000		$ 841,600,000
Term Loan | First Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Face amount of debt				965,000,000
Basis spread on variable rate											4.50%
Prepayment of aggregate principal amount				$ 2,200,000
Effective interest rate											7.50%
Net leverage ratio (not to exceed)											7.65
Long-term debt, outstanding											$ 841,600,000	0
Term Loan | First Lien Term Loan | LIBOR
Debt Instrument [Line Items]
Decrease to interest rate			0.50%
Basis spread on variable rate			4.00%
Term Loan | First Lien Term Loan | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			3.75%
Term Loan | First Lien Term Loan | LIBOR | Minimum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate				4.25%
Term Loan | First Lien Term Loan | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			4.00%
Term Loan | First Lien Term Loan | LIBOR | Maximum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate				4.50%
Term Loan | First Lien Term Loan | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Term Loan | First Lien Term Loan | Base Rate | Minimum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate				3.25%
Term Loan | First Lien Term Loan | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
Term Loan | First Lien Term Loan | Base Rate | Maximum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate				3.50%
Term Loan | Second Lien Term Loan
Debt Instrument [Line Items]
Face amount of debt				$ 370,000,000
Basis spread on variable rate									8.50%		8.50%
Loss on extinguishment of debt		$ 7,300,000
Prepayment of aggregate principal amount		380,600,000
Accrued interest		$ 6,900,000
Effective interest rate		10.80%									11.90%
Prepayment premiums		$ 3,700,000
Write-off of unamortized issuance costs and prepayment penalty incurred		$ 11,000,000.0
Long-term debt, outstanding							$ 0		$ 0		$ 361,700,000
Term Loan | Second Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Face amount of debt				$ 370,000,000
Basis spread on variable rate											8.50%
Effective interest rate											11.90%
Long-term debt, outstanding											$ 361,700,000	0
Term Loan | Second Lien Term Loan | LIBOR | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate				8.50%
Term Loan | Second Lien Term Loan | Base Rate | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate				7.50%
Term Loan | Antares First Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Face amount of debt					330,000,000			$ 47,700,000
Basis spread on variable rate											4.50%
Aggregate principal amount outstanding												373,200,000
Long-term debt, outstanding											$ 0	$ 368,600,000
Term Loan | Antares First Lien Term Loan | LIBOR | Minimum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate											4.25%
Term Loan | Antares First Lien Term Loan | LIBOR | Maximum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate											4.50%
Term Loan | Antares First Lien Term Loan | Base Rate | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate												0.50%
Term Loan | Goldman Second Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Face amount of debt													$ 55,000,000.0
Basis spread on variable rate											8.50%
Aggregate principal amount outstanding												$ 149,800,000
Long-term debt, outstanding											$ 0	$ 147,400,000
Increase (decrease) to face amount of debt					$ 75,000,000.0			$ 19,800,000
Term Loan | Goldman Second Lien Term Loan | LIBOR | Minimum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate											8.30%
Term Loan | Goldman Second Lien Term Loan | LIBOR | Maximum | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate											8.50%
Term Loan | Goldman Second Lien Term Loan | Base Rate | DiscoverOrg Holdings
Debt Instrument [Line Items]
Basis spread on variable rate											8.50%	0.50%
Term Loan | Subordinated Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Face amount of debt						$ 100,000,000
Basis spread on variable rate						12.50%					12.50%
Aggregate principal amount outstanding												$ 120,200,000
Long-term debt, outstanding											$ 0	$ 117,700,000